Pensions And Other Postretirement Benefits (Categories Of Pension Plan Assets And Level Under Which Fair Values Were Determined In Fair Value Hierarchy) (Details) (USD $)
In Millions, unless otherwise specified
	Sep. 28, 2013	Sep. 29, 2012
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plan assets	$ 85
Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plan assets	1
Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plan assets	67
Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plan assets	17	17
Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plan assets	1
Cash and Cash Equivalents [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plan assets	1
Cash and Cash Equivalents [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plan assets	0
Cash and Cash Equivalents [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plan assets	0
U.S. Stock Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plan assets	3
U.S. Stock Funds [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plan assets	0
U.S. Stock Funds [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plan assets	3
U.S. Stock Funds [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plan assets	0
International Stock Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plan assets	5
International Stock Funds [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plan assets	0
International Stock Funds [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plan assets	5
International Stock Funds [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plan assets	0
Global Real Estate Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plan assets	3
Global Real Estate Funds [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plan assets	0
Global Real Estate Funds [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plan assets	3
Global Real Estate Funds [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plan assets	0
Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plan assets	11
Equity Securities [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plan assets	0
Equity Securities [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plan assets	11
Equity Securities [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plan assets	0
Insurance Contract [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plan assets	14
Insurance Contract [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plan assets	0
Insurance Contract [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plan assets	0
Insurance Contract [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plan assets	14
Fixed Income Securities Bond Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plan assets	56
Fixed Income Securities Bond Fund [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plan assets	0
Fixed Income Securities Bond Fund [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plan assets	56
Fixed Income Securities Bond Fund [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plan assets	0
Other Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plan assets	3
Other Investments [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plan assets	0
Other Investments [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plan assets	0
Other Investments [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plan assets	$ 3